Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Basic Earnings Per Share

	2020	2019	2018
Net income / (loss) attributable to owners of Aegon N.V.	(146)	1,235	706

Coupons on perpetual securities	(38)	(88)	(102)

Coupons on non-cumulative subordinated notes	-	-	(11)
Net income / (loss) attributable to owners for basic earnings per share calculation	(184)	1,148	594

Net income / (loss) attributable to common shareholders	(182)	1,140	589

Net income / (loss) attributable to common shareholders B	(1)	8	4

Weighted average number of common shares outstanding (in million)	2,044	2,042	2,036
Weighted average number of common shares B outstanding (in million)	561	572	571

Basic earnings per common share (EUR per share)	(0.09)	0.56	0.29
Basic earnings per common share B (EUR per share)	(0.00)	0.01	0.01